Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2018
Regulatory Capital Requirements [Abstract]
Summary of Actual Capital Amounts and Ratios
The following is a summary of actual capital amounts and ratios as of December 31, 2018 and 2017, for Trustco Bank:

	As of December 31, 2018		Well	Adequately
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Capitalized(1)(2)

Tier 1 leverage ratio	$484,581	9.767%	5.000%	4.000%
Common equity Tier 1 capital	484,581	18.233	6.500	6.380
Tier 1 risk-based capital	484,581	18.233	8.000	7.880
Total risk-based capital	517,948	19.489	10.000	9.880

	As of December 31, 2017		Well	Adequately
(dollars in thousands)	Amount	Ratio	Capitalized(1)	Capitalized(1)

Tier 1 leverage ratio	$444,931	9.152%	5.000%	4.000%
Common equity Tier 1 capital	444,931	17.460	6.500	5.750
Tier 1 risk-based capital	444,931	17.460	8.000	7.250
Total risk-based capital	476,942	18.720	10.000	9.250

The following is a summary of actual capital amounts and ratios as of December 31, 2018 and 2017 for TrustCo on a consolidated basis.

	As of December 31, 2018		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer (1)(2)

Tier 1 leverage ratio	$499,626	10.129%	4.000%
Common equity Tier 1 capital	499,626	18.790	6.380
Tier 1 risk-based capital	499,626	18.790	7.880
Total risk-based capital	533,009	20.046	9.880

	As of December 31, 2017		Minimum for Capital Adequacy plus Capital Conservation
(dollars in thousands)	Amount	Ratio	Buffer (1)(2)

Tier 1 leverage ratio	$459,561	9.449%	4.000%
Common equity Tier 1 capital	459,561	18.020	5.750
Tier 1 risk-based capital	459,561	18.020	7.250
Total risk-based capital	491,590	19.280	9.250

(1)	Federal regulatory minimum requirements to be considered to be Well Capitalized and Adequately Capitalized
(2)
The December 31, 2018 and 2017 common equity tier 1, tier 1 risk-based, and total risk-based capital ratios include a transition capital conservation buffer of 1.88 percent, and 1.25 percent repectively.